Annual Fund Operating Expenses - Delaware Sustainable Equity Income Fund	Mar. 31, 2022
Class A
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.14%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Class I
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.64%
Fee waivers and expense reimbursements	(0.14%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.50%
Class R6
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.48%
Fee waivers and expense reimbursements	none	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.48%
Class R
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.39%
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.02%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%

[1]	From August 1, 2022 through August 1, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.74% for Class A shares; 0.50% for Class I shares; 1.22% for Class R shares; and 0.48% for Class R6 shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).